Financial risk - Risk rating and concentration by country (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Loans at amortized cost
Financial Risk
Loans, net	$ 5,734,605	$ 4,911,397
Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	805,274	639,264
Argentina | Loans at amortized cost
Financial Risk
Loans, net	74,252	130,944
Argentina | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	0	0
Australia | Loans at amortized cost
Financial Risk
Loans, net	0	0
Australia | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	0	0
Belgium | Loans at amortized cost
Financial Risk
Loans, net	17,374	9,807
Belgium | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	0	0
Bolivia | Loans at amortized cost
Financial Risk
Loans, net	3,000	12,000
Bolivia | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	2,983	2,800
Brazil | Loans at amortized cost
Financial Risk
Loans, net	1,101,999	971,652
Brazil | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	0	50,000
Canada | Loans at amortized cost
Financial Risk
Loans, net	0	0
Canada | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	0	0
Chile | Loans at amortized cost
Financial Risk
Loans, net	625,119	533,945
Chile | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	41,932	7,911
Colombia | Loans at amortized cost
Financial Risk
Loans, net	795,467	714,258
Colombia | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	50,630	50,333
Costa Rica | Loans at amortized cost
Financial Risk
Loans, net	180,480	146,200
Costa Rica | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	89,442	56,876
Dominican Republic | Loans at amortized cost
Financial Risk
Loans, net	275,423	202,433
Dominican Republic | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	16,499	16,500
Ecuador | Loans at amortized cost
Financial Risk
Loans, net	37,446	45,511
Ecuador | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	281,075	165,275
El Salvador | Loans at amortized cost
Financial Risk
Loans, net	73,500	40,000
El Salvador | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	6,867	1,087
France | Loans at amortized cost
Financial Risk
Loans, net	179,491	150,810
France | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	62,172	84,862
Germany | Loans at amortized cost
Financial Risk
Loans, net	0	0
Germany | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	7,000	0
Guatemala | Loans at amortized cost
Financial Risk
Loans, net	431,543	281,485
Guatemala | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	58,145	43,845
Honduras | Loans at amortized cost
Financial Risk
Loans, net	32,192	10,199
Honduras | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	18,286	345
Hong Kong | Loans at amortized cost
Financial Risk
Loans, net	17,600	1,800
Hong Kong | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	0	0
Israel | Loans at amortized cost
Financial Risk
Loans, net	0	0
Israel | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	0	0
Jamaica | Loans at amortized cost
Financial Risk
Loans, net	5,215	23,274
Jamaica | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	0	0
Luxembourg | Loans at amortized cost
Financial Risk
Loans, net	117,700	50,000
Luxembourg | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	0	0
Mexico | Loans at amortized cost
Financial Risk
Loans, net	726,922	607,099
Mexico | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	4,000	4,995
Panama | Loans at amortized cost
Financial Risk
Loans, net	203,115	241,097
Panama | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	66,973	61,435
Paraguay | Loans at amortized cost
Financial Risk
Loans, net	98,112	100,816
Paraguay | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	9,430	11,800
Peru | Loans at amortized cost
Financial Risk
Loans, net	343,485	272,752
Peru | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	65,091	47,245
Singapore | Loans at amortized cost
Financial Risk
Loans, net	58,117	75,095
Singapore | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	10,750	0
Switzerland | Loans at amortized cost
Financial Risk
Loans, net	0	0
Switzerland | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	0	0
Trinidad and Tobago | Loans at amortized cost
Financial Risk
Loans, net	140,537	165,995
Trinidad and Tobago | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	0	0
United State of America | Loans at amortized cost
Financial Risk
Loans, net	19,000	113,816
United State of America | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	0	0
United Kingdom | Loans at amortized cost
Financial Risk
Loans, net	42,700	10,409
United Kingdom | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	0	0
Uruguay | Loans at amortized cost
Financial Risk
Loans, net	134,816	0
Uruguay | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	13,999	33,955
Multilateral | Loans at amortized cost
Financial Risk
Loans, net	0	0
Multilateral | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	0	0
1 - 4 | Loans at amortized cost
Financial Risk
Loans, net	3,016,938	2,582,794
1 - 4 | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	312,016	247,425
5 - 6 | Loans at amortized cost
Financial Risk
Loans, net	2,524,147	2,096,138
5 - 6 | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	201,296	237,807
7-8 | Loans at amortized cost
Financial Risk
Loans, net	193,520	232,465
7-8 | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	291,962	154,032
Securities at amortized cost
Financial Risk
Loans, net	631,123	164,074
Securities at amortized cost | Argentina
Financial Risk
Loans, net	0	0
Securities at amortized cost | Australia
Financial Risk
Loans, net	9,900	0
Securities at amortized cost | Belgium
Financial Risk
Loans, net	0	0
Securities at amortized cost | Bolivia
Financial Risk
Loans, net	0	0
Securities at amortized cost | Brazil
Financial Risk
Loans, net	99,082	41,128
Securities at amortized cost | Canada
Financial Risk
Loans, net	13,786	0
Securities at amortized cost | Chile
Financial Risk
Loans, net	105,730	11,992
Securities at amortized cost | Colombia
Financial Risk
Loans, net	38,038	29,998
Securities at amortized cost | Costa Rica
Financial Risk
Loans, net	1,984	0
Securities at amortized cost | Dominican Republic
Financial Risk
Loans, net	4,947	0
Securities at amortized cost | Ecuador
Financial Risk
Loans, net	0	0
Securities at amortized cost | El Salvador
Financial Risk
Loans, net	0	0
Securities at amortized cost | France
Financial Risk
Loans, net	0	0
Securities at amortized cost | Germany
Financial Risk
Loans, net	0	0
Securities at amortized cost | Guatemala
Financial Risk
Loans, net	3,051	0
Securities at amortized cost | Honduras
Financial Risk
Loans, net	0	0
Securities at amortized cost | Hong Kong
Financial Risk
Loans, net	0	0
Securities at amortized cost | Israel
Financial Risk
Loans, net	4,968	0
Securities at amortized cost | Jamaica
Financial Risk
Loans, net	0	0
Securities at amortized cost | Luxembourg
Financial Risk
Loans, net	0	0
Securities at amortized cost | Mexico
Financial Risk
Loans, net	55,620	43,910
Securities at amortized cost | Panama
Financial Risk
Loans, net	22,807	10,399
Securities at amortized cost | Paraguay
Financial Risk
Loans, net	0	0
Securities at amortized cost | Peru
Financial Risk
Loans, net	64,134	26,647
Securities at amortized cost | Singapore
Financial Risk
Loans, net	0	0
Securities at amortized cost | Switzerland
Financial Risk
Loans, net	0	0
Securities at amortized cost | Trinidad and Tobago
Financial Risk
Loans, net	0	0
Securities at amortized cost | United State of America
Financial Risk
Loans, net	207,076	0
Securities at amortized cost | United Kingdom
Financial Risk
Loans, net	0	0
Securities at amortized cost | Uruguay
Financial Risk
Loans, net	0	0
Securities at amortized cost | Multilateral
Financial Risk
Loans, net	0	0
Securities at amortized cost | 1 - 4
Financial Risk
Loans, net	453,627	108,505
Securities at amortized cost | 5 - 6
Financial Risk
Loans, net	177,496	55,569
FVOCI
Financial Risk
Loans, net	193,488	231,348
FVOCI | Argentina
Financial Risk
Loans, net	0	0
FVOCI | Australia
Financial Risk
Loans, net	0	0
FVOCI | Belgium
Financial Risk
Loans, net	0	0
FVOCI | Bolivia
Financial Risk
Loans, net	0	0
FVOCI | Brazil
Financial Risk
Loans, net	0	0
FVOCI | Canada
Financial Risk
Loans, net	0	0
FVOCI | Chile
Financial Risk
Loans, net	0	28,972
FVOCI | Colombia
Financial Risk
Loans, net	0	0
FVOCI | Costa Rica
Financial Risk
Loans, net	0	0
FVOCI | Dominican Republic
Financial Risk
Loans, net	0	0
FVOCI | Ecuador
Financial Risk
Loans, net	0	0
FVOCI | El Salvador
Financial Risk
Loans, net	0	0
FVOCI | France
Financial Risk
Loans, net	0	0
FVOCI | Germany
Financial Risk
Loans, net	0	0
FVOCI | Guatemala
Financial Risk
Loans, net	0	0
FVOCI | Honduras
Financial Risk
Loans, net	0	0
FVOCI | Hong Kong
Financial Risk
Loans, net	0	0
FVOCI | Israel
Financial Risk
Loans, net	0	0
FVOCI | Jamaica
Financial Risk
Loans, net	0	0
FVOCI | Luxembourg
Financial Risk
Loans, net	0	0
FVOCI | Mexico
Financial Risk
Loans, net	0	0
FVOCI | Panama
Financial Risk
Loans, net	0	0
FVOCI | Paraguay
Financial Risk
Loans, net	0	0
FVOCI | Peru
Financial Risk
Loans, net	0	0
FVOCI | Singapore
Financial Risk
Loans, net	0	0
FVOCI | Switzerland
Financial Risk
Loans, net	0	0
FVOCI | Trinidad and Tobago
Financial Risk
Loans, net	0	0
FVOCI | United State of America
Financial Risk
Loans, net	88,170	89,794
FVOCI | United Kingdom
Financial Risk
Loans, net	0	0
FVOCI | Uruguay
Financial Risk
Loans, net	0	0
FVOCI | Multilateral
Financial Risk
Loans, net	105,318	112,582
FVOCI | 1 - 4
Financial Risk
Loans, net	193,488	231,348
Costs: | Loans at amortized cost
Financial Risk
Loans, net	5,734,605	4,911,397
Costs: | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	201,515	74,366
Costs: | Securities at amortized cost
Financial Risk
Loans, net	631,123	164,074
Costs: | FVOCI | Customers' liabilities under acceptances
Financial Risk
Loans, net	193,488	231,348
Amount committed/guaranteed | Loan commitments and financial guarantee contracts
Financial Risk
Loans, net	$ 603,759	$ 564,898